INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Opening balance	$ 322	$ 272
Increase (decrease) related to prior year tax positions	4	(5)
Increase related to current year tax positions	36	55
Closing balance	$ 362	$ 322